Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Angel Oak Funds Trust
Entity Central Index Key	0001612930
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Class A
Trading Symbol	ANGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$78	1.54%
[1]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 3.39%, without sales charges, for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 19 basis points, as the benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance within credit allocations, most notably in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). A shorter interest rate duration was the primary detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its allocation to non-agency RMBS to realize gains following spread compression while increasing exposure to agency RMBS to strengthen credit quality and position for potential spread tightening. Allocations to ABS and high-yield corporates were also increased in anticipation of further spread improvement.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.97	2.02	1.97
Class A (with maximum 2.25% sales charge)	3.57	1.56	1.73
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,701,609,209
Holdings Count | $ / shares	1,098
Advisory Fees Paid, Amount	$ 12,222,617
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$2,701,609,209	Effective Duration	4.25 years
Number of Holdings	1,098	30-Day SEC Yield (Class A)	6.14%
Net Advisory Fee	$12,222,617	30-Day SEC Yield Unsubsidized (Class A)	6.14%
Portfolio Turnover	41%	Weighted Average Life	6.34 years
Average Credit Quality	BBB	Distribution Yield (Class A)	5.34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	47.3%
Asset-Backed Securities	18.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	10.8%
Collateralized Loan Obligations	7.8%
Corporate Obligations	6.6%
Commercial Mortgage-Backed Securities	4.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	4.1%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.2%
Money Market Funds	2.9%
Cash & Other	-5.7%
Top 10 Issuers (% of net assets)

Federal National Mortgage Association	9.7%
Federal Home Loan Mortgage Corp.	7.8%
Saluda Grade Mortgage Funding LLC	4.0%
JP Morgan Mortgage Trust	4.0%
GS Mortgage-Backed Securities Trust	4.0%
First American Government Obligations Fund	2.9%
Exeter Automobile Receivables Trust	2.5%
Credit Suisse Mortgage Capital Certificates	2.4%
Helios Loan Funding Trust	2.3%
Verus Securitization Trust	2.1%
Credit Ratings Breakdown (% of net assets)*

AAA	8.9%
AA	19.5%
A	5.8%
BBB	11.7%
BB	23.9%
B	5.4%
CCC	3.2%
CC	0.3%
C	0.1%
NR	21.2%
[2]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class C
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Class C
Trading Symbol	ANGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$115	2.29%
[3]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C shares returned 2.93%, without sales charges, for the six-month period ending July 31, 2025. The Fund underperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 27 basis points, as the benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance within credit allocations, most notably in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). A shorter interest rate duration was the primary detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its allocation to non-agency RMBS to realize gains following spread compression while increasing exposure to agency RMBS to strengthen credit quality and position for potential spread tightening. Allocations to ABS and high-yield corporates were also increased in anticipation of further spread improvement.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/04/2015)
Class C (without sales charge)	5.14	1.25	1.20
Class C (with maximum 1.00% deferred sales charge)	4.14	1.25	1.20
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.67

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,701,609,209
Holdings Count | $ / shares	1,098
Advisory Fees Paid, Amount	$ 12,222,617
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$2,701,609,209	Effective Duration	4.25 years
Number of Holdings	1,098	30-Day SEC Yield (Class C)	5.53%
Net Advisory Fee	$12,222,617	30-Day SEC Yield Unsubsidized (Class C)	5.53%
Portfolio Turnover	41%	Weighted Average Life	6.34 years
Average Credit Quality	BBB	Distribution Yield (Class C)	4.64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	47.3%
Asset-Backed Securities	18.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	10.8%
Collateralized Loan Obligations	7.8%
Corporate Obligations	6.6%
Commercial Mortgage-Backed Securities	4.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	4.1%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.2%
Money Market Funds	2.9%
Cash & Other	-5.7%
Top 10 Issuers (% of net assets)

Federal National Mortgage Association	9.7%
Federal Home Loan Mortgage Corp.	7.8%
Saluda Grade Mortgage Funding LLC	4.0%
JP Morgan Mortgage Trust	4.0%
GS Mortgage-Backed Securities Trust	4.0%
First American Government Obligations Fund	2.9%
Exeter Automobile Receivables Trust	2.5%
Credit Suisse Mortgage Capital Certificates	2.4%
Helios Loan Funding Trust	2.3%
Verus Securitization Trust	2.1%
Credit Ratings Breakdown (% of net assets)*

AAA	8.9%
AA	19.5%
A	5.8%
BBB	11.7%
BB	23.9%
B	5.4%
CCC	3.2%
CC	0.3%
C	0.1%
NR	21.2%
[4]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Angel Oak Multi-Strategy Income Fund
Class Name	Institutional Class
Trading Symbol	ANGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$65	1.29%
[5]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 3.53% for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 33 basis points, as the benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance within credit allocations, most notably in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). A shorter interest rate duration was the primary detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its allocation to non-agency RMBS to realize gains following spread compression while increasing exposure to agency RMBS to strengthen credit quality and position for potential spread tightening. Allocations to ABS and high-yield corporates were also increased in anticipation of further spread improvement.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	6.13	2.28	2.22
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 2,701,609,209
Holdings Count | $ / shares	1,098
Advisory Fees Paid, Amount	$ 12,222,617
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$2,701,609,209	Effective Duration	4.25 years
Number of Holdings	1,098	30-Day SEC Yield (Institutional Class)	6.54%
Net Advisory Fee	$12,222,617	30-Day SEC Yield Unsubsidized (Institutional Class)	6.54%
Portfolio Turnover	41%	Weighted Average Life	6.34 years
Average Credit Quality	BBB	Distribution Yield (Institutional Class)	5.62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	47.3%
Asset-Backed Securities	18.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	10.8%
Collateralized Loan Obligations	7.8%
Corporate Obligations	6.6%
Commercial Mortgage-Backed Securities	4.6%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	4.1%
Commercial Mortgage-Backed Securities - U.S. Government Agency	3.2%
Money Market Funds	2.9%
Cash & Other	-5.7%
Top 10 Issuers (% of net assets)

Federal National Mortgage Association	9.7%
Federal Home Loan Mortgage Corp.	7.8%
Saluda Grade Mortgage Funding LLC	4.0%
JP Morgan Mortgage Trust	4.0%
GS Mortgage-Backed Securities Trust	4.0%
First American Government Obligations Fund	2.9%
Exeter Automobile Receivables Trust	2.5%
Credit Suisse Mortgage Capital Certificates	2.4%
Helios Loan Funding Trust	2.3%
Verus Securitization Trust	2.1%
Credit Ratings Breakdown (% of net assets)*

AAA	8.9%
AA	19.5%
A	5.8%
BBB	11.7%
BB	23.9%
B	5.4%
CCC	3.2%
CC	0.3%
C	0.1%
NR	21.2%
[6]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Class A
Trading Symbol	AOUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$30	0.60%
[7]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 2.50% for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 56 basis points (bps) and 42 bps, respectively, as the performance benchmarks returned 1.94% and 2.08%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmarks during the period, supported by overweight allocations to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), and IG corporates. Higher income, stronger yields, and tighter spreads across these sectors further enhanced relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, with increased allocations to IG ABS, non-agency RMBS, and CLOs, all of which contributed positively.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	5.46	2.88	2.81
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.76
Bloomberg Short Treasury: 9-12 Months Index	4.52	2.38	2.47
Bloomberg Short Term Government/Corporate Index	4.72	2.75	2.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 660,246,034
Holdings Count | $ / shares	437
Advisory Fees Paid, Amount	$ 705,667
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$660,246,034	Effective Duration	0.79 years
Number of Holdings	437	30-Day SEC Yield (Class A)	4.70%
Net Advisory Fee	$705,667	30-Day SEC Yield Unsubsidized (Class A)	4.50%
Portfolio Turnover	38%	Weighted Average Life	1.58 years
Average Credit Quality	A	Distribution Yield (Class A)	4.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Asset-Backed Securities	31.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	18.3%
Corporate Obligations	16.1%
Collateralized Loan Obligations	14.7%
Residential Mortgage-Backed Securities	13.8%
Money Market Funds	3.0%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.8%
Futures Contracts	0.2%
Cash & Other	-1.1%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	18.0%
Pagaya AI Debt Selection Trust	9.4%
First American Government Obligations Fund	3.0%
Avis Budget Car Rental LLC	1.6%
Vista Point Securitization Trust	1.6%
GS Mortgage-Backed Securities Trust	1.5%
ACHV ABS Trust	1.4%
American Credit Acceptance Receivables Trust	1.4%
Onslow Bay Mortgage Loan Trust	1.3%
Federal National Mortgage Association	1.3%
Credit Ratings Breakdown (% of net assets)*

AAA	31.5%
AA	25.3%
A	20.1%
BBB	18.2%
BB	2.4%
B	0.7%
CCC	0.0%
CC	0.0%
C	0.1%
NR	1.7%
[8]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Class A1
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Class A1
Trading Symbol	AOUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$30	0.60%
[9]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A1 shares returned 2.50%, without sales charges, for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 56 basis points (bps) and 42 bps, respectively, as the performance benchmarks returned 1.94% and 2.08%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmarks during the period, supported by overweight allocations to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), and IG corporates. Higher income, stronger yields, and tighter spreads across these sectors further enhanced relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, with increased allocations to IG ABS, non-agency RMBS, and CLOs, all of which contributed positively.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	5.47	4.92
Class A1 (with maximum 1.50% sales charge)	3.39	4.39
Bloomberg U.S. Aggregate Bond Index	3.38	1.84
Bloomberg Short Treasury: 9-12 Months Index	4.52	4.24
Bloomberg Short Term Government/Corporate Index	4.72	4.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 660,246,034
Holdings Count | $ / shares	437
Advisory Fees Paid, Amount	$ 705,667
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$660,246,034	Effective Duration	0.79 years
Number of Holdings	437	30-Day SEC Yield (Class A1)	4.74%
Net Advisory Fee	$705,667	30-Day SEC Yield Unsubsidized (Class A1)	4.53%
Portfolio Turnover	38%	Weighted Average Life	1.58 years
Average Credit Quality	A	Distribution Yield (Class A1)	4.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Asset-Backed Securities	31.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	18.3%
Corporate Obligations	16.1%
Collateralized Loan Obligations	14.7%
Residential Mortgage-Backed Securities	13.8%
Money Market Funds	3.0%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.8%
Futures Contracts	0.2%
Cash & Other	-1.1%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	18.0%
Pagaya AI Debt Selection Trust	9.4%
First American Government Obligations Fund	3.0%
Avis Budget Car Rental LLC	1.6%
Vista Point Securitization Trust	1.6%
GS Mortgage-Backed Securities Trust	1.5%
ACHV ABS Trust	1.4%
American Credit Acceptance Receivables Trust	1.4%
Onslow Bay Mortgage Loan Trust	1.3%
Federal National Mortgage Association	1.3%
Credit Ratings Breakdown (% of net assets)*

AAA	31.5%
AA	25.3%
A	20.1%
BBB	18.2%
BB	2.4%
B	0.7%
CCC	0.0%
CC	0.0%
C	0.1%
NR	1.7%
[10]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income Fund
Class Name	Institutional Class
Trading Symbol	AOUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$18	0.35%
[11]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 2.62% for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 68 basis points (bps) and 54 bps, respectively, as the performance benchmarks returned 1.94% and 2.08%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmarks during the period, supported by overweight allocations to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), and IG corporates. Higher income, stronger yields, and tighter spreads across these sectors further enhanced relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, with increased allocations to IG ABS, non-agency RMBS, and CLOs, all of which contributed positively.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	5.72	3.12	3.08
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.63
Bloomberg Short Treasury: 9-12 Months Index	4.52	2.38	2.45
Bloomberg Short Term Government/Corporate Index	4.72	2.75	2.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 660,246,034
Holdings Count | $ / shares	437
Advisory Fees Paid, Amount	$ 705,667
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$660,246,034	Effective Duration	0.79 years
Number of Holdings	437	30-Day SEC Yield (Institutional Class)	5.06%
Net Advisory Fee	$705,667	30-Day SEC Yield Unsubsidized (Institutional Class)	4.86%
Portfolio Turnover	38%	Weighted Average Life	1.58 years
Average Credit Quality	A	Distribution Yield (Institutional Class)	5.08%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Asset-Backed Securities	31.3%
Commercial Mortgage-Backed Securities - U.S. Government Agency	18.3%
Corporate Obligations	16.1%
Collateralized Loan Obligations	14.7%
Residential Mortgage-Backed Securities	13.8%
Money Market Funds	3.0%
Commercial Mortgage-Backed Securities	2.9%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.8%
Futures Contracts	0.2%
Cash & Other	-1.1%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	18.0%
Pagaya AI Debt Selection Trust	9.4%
First American Government Obligations Fund	3.0%
Avis Budget Car Rental LLC	1.6%
Vista Point Securitization Trust	1.6%
GS Mortgage-Backed Securities Trust	1.5%
ACHV ABS Trust	1.4%
American Credit Acceptance Receivables Trust	1.4%
Onslow Bay Mortgage Loan Trust	1.3%
Federal National Mortgage Association	1.3%
Credit Ratings Breakdown (% of net assets)*

AAA	31.5%
AA	25.3%
A	20.1%
BBB	18.2%
BB	2.4%
B	0.7%
CCC	0.0%
CC	0.0%
C	0.1%
NR	1.7%
[12]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak High Yield Opportunities ETF [Member]
Shareholder Report [Line Items]
Fund Name	Angel Oak High Yield Opportunities ETF
Class Name	Angel Oak High Yield Opportunities ETF
Trading Symbol	AOHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak High Yield Opportunities ETF	$28	0.55%
[13]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.41% based on net asset value (NAV) for the six-month period ending July 31, 2025. The Fund underperformed the Bloomberg U.S. Corporate High Yield Index, the Fund’s performance benchmark, by 21 basis points (bps) based on NAV, as the performance benchmark returned 3.62% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underperformance relative to its performance benchmark was primarily due to the drag from its cash allocation during a period when the performance benchmark’s average yield was 7.48%. The high-yield (HY) corporate bond allocation returned 3.51%, marginally trailing the performance benchmark, reflecting the Fund’s conservative positioning and overweight to B- and BB-rated issuers given tight valuations and a cautious long-term risk-reward outlook. Conversely, the HY securitized credit allocation—an out-of-index holding—outperformed, with asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) exceeding benchmark returns by more than 220 bps and 40 bps, respectively.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund’s out-of-index exposure to securitized credit—specifically HY non-agency RMBS and ABS—proved beneficial, as we viewed these sectors as undervalued relative to HY corporate credit.

Top Contributors
↑	Overweight to HY securitized credit

Top Detractors
↓	Underweight to longer-duration BB-rated issuers during a period when the 5-year Treasury rallied 35 bps and returned 3.68%
↓	Underweight to higher-risk, higher-potential-return CCC-and-below-rated issuers during a period of outperformance
↓	Negative attribution from consumer cyclical holdings, driven primarily by security selection

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	7.79	5.92	5.82
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.66
Bloomberg U.S. Corporate High Yield Index	8.67	5.09	5.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 120,622,766
Holdings Count | $ / shares	246
Advisory Fees Paid, Amount	$ 320,299
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$120,622,766	Effective Duration	2.87 years
Number of Holdings	246	30-Day SEC Yield	6.89%
Net Advisory Fee	$320,299	30-Day SEC Yield Unsubsidized	6.89%
Portfolio Turnover	16%	Weighted Average Life	3.60 years
Average Credit Quality	BB	Distribution Yield	7.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Sectors (% of net assets)

Financial	19.6%
Energy	15.8%
Consumer, Non-cyclical	12.8%
Industrial	12.0%
Consumer, Cyclical	10.1%
Basic Materials	7.6%
Communications	5.4%
Mortgage Securities	4.6%
Asset-Backed Securities	4.0%
Cash & Other	8.1%
Top 10 Issuers (% of net assets)

First American Government Obligations Fund	3.8%
Venture Global LNG, Inc.	1.8%
Freedom Mortgage Holdings LLC	1.8%
goeasy Ltd.	1.4%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	1.3%
Nationstar Mortgage Holdings, Inc.	1.2%
USA Compression Partners LP / USA Compression Finance Corp.	1.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.	1.1%
Consolidated Energy Finance SA	1.1%
Goodyear Tire & Rubber Co.	1.1%
Credit Ratings Breakdown (% of net assets)*

AAA	3.6%
AA	0.5%
BBB	5.4%
BB	53.3%
B	30.4%
CCC	5.1%
CC	0.1%
NR	1.6%
[14]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak Mortgage-Backed Securities ETF [Member]
Shareholder Report [Line Items]
Fund Name	Angel Oak Mortgage-Backed Securities ETF
Class Name	Angel Oak Mortgage-Backed Securities ETF
Trading Symbol	MBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak Mortgage-Backed Securities ETF	$25	0.49%
[15]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.38% based on net asset value (NAV) for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s performance benchmark, by 10 basis points based on NAV, as the performance benchmark returned 3.28% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmark during the period, primarily due to a larger allocation to non-agency residential mortgage-backed securities (RMBS). Although the overweight to higher coupons in the agency RMBS allocation underperformed relative to the benchmark, it helped the Fund better withstand volatility during the period. Stronger yields and tighter spreads in non-agency RMBS further supported relative returns.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained a higher allocation to non-agency RMBS than its performance benchmark, with overweight positions in the non-qualified mortgage (non-QM) and prime jumbo subsectors, both of which generated strong results.

Top Contributors
↑	Investment-grade non-agency RMBS; non-QM subsector; underweight to agency RMBS

Top Detractors
↓	Overweight to higher-coupon agency RMBS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	4.71	0.10
Bloomberg U.S. Aggregate Bond Index	3.38	-0.72
Bloomberg U.S. Mortgage-Backed Securities Index	3.36	-0.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 128,726,825
Holdings Count | $ / shares	125
Advisory Fees Paid, Amount	$ 425,487
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$128,726,825	Effective Duration	6.29 years
Number of Holdings	125	30-Day SEC Yield	4.69%
Net Advisory Fee	$425,487	30-Day SEC Yield Unsubsidized	4.39%
Portfolio Turnover	45%	Weighted Average Life	8.76 years
Average Credit Quality	AA	Distribution Yield	7.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	60.5%
Residential Mortgage-Backed Securities - U.S. Government Agency	44.1%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	15.5%
Money Market Funds	2.7%
Commercial Mortgage-Backed Securities - U.S. Government Agency	0.2%
Asset-Backed Securities	0.0%
Futures Contracts	-0.1%
Cash & Other	-22.9%
Top 10 Issuers (% of net assets)

Federal National Mortgage Association	34.7%
Federal Home Loan Mortgage Corp.	25.0%
JP Morgan Mortgage Trust	7.6%
COLT Funding LLC	7.6%
Verus Securitization Trust	6.8%
Pretium Mortgage Credit Partners LLC	4.4%
PRPM LLC	3.6%
SGR Residential Mortgage Trust	3.0%
Credit Suisse Mortgage Capital Certificates	2.9%
First American Government Obligations Fund	2.7%
Credit Ratings Breakdown (% of net assets)*

AAA	25.2%
AA	56.9%
A	4.4%
BBB	5.9%
BB	5.4%
B	0.9%
NR	1.3%
[16]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak UltraShort Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	Angel Oak UltraShort Income ETF
Class Name	Angel Oak UltraShort Income ETF
Trading Symbol	UYLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak UltraShort Income ETF	$17	0.34%
[17]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 2.57% based on net asset value (NAV) for the six-month period ending July 31, 2025. The Fund outperformed both the Bloomberg U.S. Treasury Bills Index and the Bloomberg Short-Term Government/Corporate Index, the Fund’s performance benchmarks, by 49 basis points, as the performance benchmarks each returned 2.08% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its performance benchmarks during the period, supported by overweight allocations to investment-grade (IG) asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), and IG corporates. Higher income, stronger yields, and tighter spreads across these sectors further enhanced relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, with increased allocations to IG ABS, non-agency RMBS, and CLOs, all of which contributed positively.

Top Contributors
↑	High income relative to performance benchmarks; investment-grade securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	5.69	6.43
Bloomberg U.S. Aggregate Bond Index	3.38	5.49
Bloomberg Short Term Government/Corporate Index	4.72	4.99
Bloomberg U.S. Treasury Bills Index	4.65	4.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 1,050,024,683
Holdings Count | $ / shares	474
Advisory Fees Paid, Amount	$ 1,454,778
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$1,050,024,683	Effective Duration	0.80 years
Number of Holdings	474	30-Day SEC Yield	5.04%
Net Advisory Fee	$1,454,778	30-Day SEC Yield Unsubsidized	4.83%
Portfolio Turnover	43%	Weighted Average Life	1.29 years
Average Credit Quality	A	Distribution Yield	5.37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Asset-Backed Securities	28.8%
Corporate Obligations	17.5%
Collateralized Loan Obligations	16.1%
Commercial Mortgage-Backed Securities - U.S. Government Agency	14.8%
Residential Mortgage-Backed Securities	10.5%
Money Market Funds	10.4%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	1.8%
Commercial Mortgage-Backed Securities	1.3%
Common Stocks	0.3%
Cash & Other	-1.5%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	14.3%
First American Government Obligations Fund	10.4%
Pagaya AI Debt Selection Trust	8.4%
Federal National Mortgage Association	1.9%
ACHV ABS TRUST	1.9%
Avis Budget Car Rental LLC	1.8%
Vista Point Securitization Trust	1.6%
Apidos CLO Ltd.	1.6%
American Credit Acceptance Receivables Trust	1.5%
Marlette Funding Trust	1.4%
Credit Ratings Breakdown (% of net assets)*

AAA	35.0%
AA	22.9%
A	18.7%
BBB	20.6%
BB	1.5%
B	0.6%
NR	0.7%
[18]
Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
Effective February 1, 2025, the Fund’s expense limit was increased from 0.29% to 0.34% of the Fund’s average daily net assets.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/ or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/
Angel Oak Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	Angel Oak Income ETF
Class Name	Angel Oak Income ETF
Trading Symbol	CARY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-751-4324
Additional Information Website	https://angeloakcapital.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Angel Oak Income ETF	$40	0.79%
[19]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 3.67% based on net asset value (NAV) for the six-month period ending July 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, by 47 basis points based on NAV, as the benchmark returned 3.20% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed its benchmark, driven by higher current income and spread outperformance within credit allocations, most notably in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). A shorter interest rate duration was the primary detractor from relative performance.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund trimmed its allocation to non-agency RMBS to lock in gains following spread compression while increasing allocations to ABS and high-yield corporates in anticipation of further spread tightening.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	6.41	7.80
Bloomberg U.S. Aggregate Bond Index	3.38	5.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://angeloakcapital.com/investments/ for more recent performance information.
Net Assets	$ 551,639,271
Holdings Count | $ / shares	635
Advisory Fees Paid, Amount	$ 1,772,845
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of July 31, 2025)

Net Assets	$551,639,271	Effective Duration	4.21 years
Number of Holdings	635	30-Day SEC Yield	5.82%
Net Advisory Fee	$1,772,845	30-Day SEC Yield Unsubsidized	5.62%
Portfolio Turnover	37%	Weighted Average Life	6.51 years
Average Credit Quality	BBB	Distribution Yield	6.25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Top Security Types (% of net assets)

Residential Mortgage-Backed Securities	31.4%
Asset-Backed Securities	21.8%
Residential Mortgage-Backed Securities - U.S. Government Agency	20.1%
Collateralized Loan Obligations	10.9%
Corporate Obligations	6.6%
Commercial Mortgage-Backed Securities	3.8%
Exchange Traded Funds	3.7%
Money Market Funds	3.4%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.3%
Cash & Other	-2.0%
Top 10 Issuers (% of net assets)

Federal Home Loan Mortgage Corp.	10.0%
Federal National Mortgage Association	8.9%
Verus Securitization Trust	4.6%
First American Government Obligations Fund	3.4%
PRPM LLC	3.1%
JP Morgan Mortgage Trust	3.1%
Exeter Automobile Receivables Trust	3.1%
COLT Funding LLC	2.3%
CPS Auto Trust	2.3%
Ellington Financial Mortgage Trust	2.3%
Credit Ratings Breakdown (% of net assets)*

AAA	6.8%
AA	22.7%
A	8.4%
BBB	16.3%
BB	30.2%
B	5.8%
CCC	0.1%
NR	9.7%
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Material Fund Change [Text Block]
Material Fund Changes:
Effective April 1, 2025, the ultimate parent of the Fund’s investment adviser announced a strategic partnership with Brookfield Asset Management Ltd. (“Brookfield”) in which Brookfield has agreed to acquire a majority of the ultimate parent of the Fund’s investment adviser (the “Transaction”). The Transaction is not expected to result in any material change in the day-to-day management of the Fund.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2025, as supplemented to date, which is available at https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

Updated Prospectus Phone Number	1-855-751-4324
Updated Prospectus Web Address	https://angeloakcapital.com/resources/

[1]
*	Annualized.

[2]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[3]
*	Annualized.

[4]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[5]
*	Annualized.

[6]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[7]
*	Annualized.

[8]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[9]
*	Annualized.

[10]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[11]
*	Annualized.

[12]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[13]
*	Annualized.

[14]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[15]
*	Annualized.

[16]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[17]
*	Annualized.

[18]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

[19]
*	Annualized.

[20]
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.